JPMORGAN TRUST I

270 Park Avenue

New York, New York 10017

August 20, 2013

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E

Washington, DC 20549

Re: JPMorgan Trust I (the “Trust”) on behalf of the

JPMorgan Tax Aware Real Return Fund (the “Fund”)

File Nos. 811-21295 and 333-103022

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and the Statement of Additional Information for the Fund do not differ from those contained in Post-Effective Amendment No. 289 (Amendment No. 290 under the Investment Company Act of 1940) filed electronically on August 16, 2013.

If you have any questions or comments, please contact me at (212) 648-2083.

Sincerely,

/s/ Pamela L. Woodley
Pamela L. Woodley
Assistant Secretary

cc: Vince Di Stefano